INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Raw materials and consumables	12,094	13,650
Work-in-progress	3,948	5,546
Finished goods	6,461	9,927

	22,503	29,123

Schedule of Movement on Inventory Provision

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Opening provision at January 1	12,063	9,781	6,716
Charged during the year	7,391	5,589	5,179
Utilised during the year	(3,180)	(3,307)	(1,994)
Released during the year	-	-	(120)

Closing provision at December 31	16,274	12,063	9,781